Supplementary Cash Flow Information - Summary of Supplementary Cash Flow Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Supplementary Cash Flow Information [Abstract]
Total Current Assets	$ 12,430	$ 11,988
Total Current Liabilities	8,021	7,305
Working Capital	4,409	4,683
Adjusted working capital	4,700	3,800
Assets Held for Sale	0	1,304
Contingent Payments	263	236
Liabilities Related to Assets Held for Sale	$ 0	$ 186